4. Summary of significant accounting practices (Policies)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting practices [absract]
Consolidation
4.1.	Consolidation

The financial statements include the financial statements of the Company and of the subsidiaries in which the Company has a direct or indirect control. Control is obtained when the Company:

·	has power over the investee;
·	is exposed, or has rights, to variable returns from its involvement with the investee; and
·	has the ability to use that power to affect its returns.

There is generally a presumption that a majority of voting rights results in control. To support this presumption and when the Company holds less than the majority of the voting rights of an investee, the Company considers all relevant facts and circumstances when assessing if it has power in relation to an investee. The Company reassesses if it has control over an investee if facts and circumstances indicate changes in one or more of the three control elements listed above.

The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company loses control over the subsidiary. The variation in equity interest in subsidiary, without loss of control, is accounted for as an equity transaction.

Accounting practices were uniformly applied to all consolidated companies, consistent with those used by the parent company and adopted in the previous fiscal year. All transactions and balances between GOL and its subsidiaries were eliminated in the consolidation, as well as the unrealized profits or losses arising from these transactions, including charges and taxes. The income (expenses) and each component of other comprehensive income (expenses) are attributed to the shareholders of the parent company and to the non-controlling interest, even if this results in a loss to non-controlling shareholders.

Investments
4.2.	Investments

Investments in associates are initially recognized at cost and subsequently adjusted using the equity method. If the investee generates operating losses that lead the shareholders’ equity to become negative, the Company adopts the provisions set forth in IAS 28 - "Investment in Associates and Joint Ventures” and does not make additional records. The equity method result is recorded again when the investee recovers all accumulated losses.

Cash and cash equivalents
4.3.	Cash and cash equivalents

The Company classifies in this group the balances of cash, bank deposits, automatic financial investments, and securities of immediate liquidity, which, according to analyses, are readily convertible into a known amount of cash with an insignificant risk of change in value. Financial investments classified in this group, due to their very nature, are measured at fair value through profit or loss and will be used by the Company in a short period of time.

Short-term investments
4.4.	Short-term investments

In the presentation and measurement of financial assets, the Company considers the provisions of IFRS 9 - “Financial Instruments”, which establishes that financial assets must be initially measured at fair value less costs directly linked to their acquisition. In turn, the subsequent measurement is divided into two categories:

4.4.1.	Amortized cost

Short-term investments are measured at amortized cost when all of the following conditions are met:

·	the Company plans to hold the financial asset to collect the contractual cash flows; and
·	the contractual cash flows represent only the payments of interest and principal (“SPPI”).

4.4.2.	Fair value

·	through comprehensive income (expenses): short-term investments will be measured at fair value through comprehensive income (expenses) when both of the following conditions are met: (i) the Company plans to hold the financial asset to collect the contractual cash flows and sell the asset; and (ii) the contractual cash flows represent SPPI;
·	through profit or loss: considered a residual category, that is, if the Company does not plan to hold the financial asset to collect the contractual cash flows and/or sell the asset, it must be measured at fair value through profit or loss. The Company may also choose, upon initial recognition, to designate the financial asset as measured at fair value through profit or loss, to eliminate or significantly reduce measurement or recognition inconsistencies, called "accounting mismatch". The financial instruments designated at fair value through profit or loss are to eliminate or significantly reduce an accounting mismatch, thus appraised at market value.

Restricted cash
4.5.	Restricted cash

Restricted cash includes financial investments measured at fair value through profit or loss, used mainly as guarantees linked to financial instruments, as well as deposits for lease transactions.

Trade receivables
4.6.	Trade receivables

They are measured based on the invoiced figure, net of estimated losses on provision for loan losses, and approximate the fair value given their short-term nature. In compliance with IFRS 9 – “Financial Instruments”, the provision for loan losses was measured through a simplified approach, using historical data, projecting the expected loss over the contractual life, by segmenting the receivables portfolio into groups that have the same receipt pattern and according to the respective maturity terms. In addition, for certain cases, the Company carries out individual analyses to assess the receipt risks.

Inventories
4.7.	Inventories

Inventory balances mainly include materials for maintenance and replacement of parts. Inventories are measured at the average acquisition cost plus expenses such as non-recoverable taxes and customs expenses incurred in acquisition and transportation expenses until the current location of the items. Provisions for inventory obsolescence are recorded for those items that have no expectation of realization.

Income tax and social contribution
4.8.	Income tax and social contribution

4.8.1.	Current taxes

In Brazil, includes income tax (“IRPJ”) and social contribution on profit (“CSLL”), which are calculated monthly based on the taxable income, after offsetting tax losses and negative social contribution base, limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL.

4.8.2.	Deferred taxes

Deferred taxes represent credits and debits on IRPJ’s tax losses and negative CSLL bases, as well as temporary differences between the tax and accounting bases. Deferred tax and contribution assets and liabilities are classified as non-current.

An impairment loss on these assets is recognized when the Company’s internal studies indicate that the future use of these credits is not probable.

Deferred tax assets and liabilities are shown net if there is an enforceable legal right to offset tax liabilities against tax assets. However, for presentation purposes, if related to taxes levied by the same tax authority under the same taxable entity, the balances of tax assets and liabilities that do not meet the legal criterion of realization are disclosed separately. Deferred tax assets and liabilities were measured at the rates that are expected to be applicable in the period in which the asset is realized, or the liability is settled, based on the tax rates and legislation in force on the date of the financial statements.

The forecast of future taxable income on tax losses and negative social contribution base is prepared based on the business plans and are reviewed and approved annually by the Company’s Board of Directors.

Rights and obligations with derivative financial instruments
4.9.	Rights and obligations with derivative financial instruments

Variations in interest rates, foreign exchange rates and aviation fuel prices expose the Company and its subsidiaries to risks that may affect their financial performance. To mitigate such risks, the Company, through its subsidiaries, contracts derivative financial instruments that may or may not be designated for hedge accounting and, if designated, are classified as cash flow hedge.

Derivatives financial instruments are measured at fair value at recognition and at subsequent reporting dates.

4.9.1.	Derivative financial instruments not designated as hedge accounting

The Company may contract derivative financial instruments that are not designated for hedge accounting when the Risk Management’s purposes do not require such classification. Transactions not designated as hedge accounting have the change in their fair value accounted for directly in the financial results.

4.9.2.	Derivative instruments classified as cash flow hedge

The instruments designated as cash flow hedge have the purpose of protecting future income (expenses) arising from changes in interest rates, fuel prices and foreign exchange. The effectiveness of the variations is estimated based on statistical methods of correlation and by the proportion between the hedge’s gains and losses and the variation of the costs and expenses protected. The effective variations in fair value are recorded in the shareholders’ equity in “Other comprehensive income”, up to the recognition of the result of the hedged object. The inefficiencies found in each reporting period are recognized in the financial income (expenses). The hedge transactions recorded in “Other comprehensive income” are net of tax effects.

4.9.3.	Derecognition and write-off of derivative financial instruments

The hedge accounting is discontinued prospectively when the Company and its subsidiaries (i) cancel the protection relationship; (ii) the derivative instrument expires or is sold, terminated or executed, (iii) when there is low predictability of realization of the hedge’s object, or (iv) when it no longer qualifies as hedge accounting. If the operation is discontinued, any gains or losses previously recognized in “Other comprehensive income” and accumulated in the shareholders’ equity up to that date are immediately recognized in the income (expenses) for the fiscal year.

Deposits
4.10.	Deposits

4.10.1.	Deposits for the maintenance of aircraft and engines

Refer to payments made in U.S. dollars to lessors for the future maintenance of aircraft and engines. The realization of these assets occurs, substantially, in the use of the deposit for payment to the workshop when the maintenance is carried out or through the receipt of financial resources, according to the negotiations carried out with the lessors. The exchange rate change of these payments is recognized as an expense or income in the financial results. Management regularly assesses the impairment of these deposits based on the eligibility of the application of such amounts in future maintenance events and believes that the figures reflected in the balance sheet are realizable.

Some of the agreements foresee that, if there are no maintenance events with the possibility of using the deposits, the deposits for this operation are not refundable. Such amounts are retained by the lessor and represent payments made according to the use of the components until the return date. Accordingly, the amounts in this category are recognized directly in the income (expenses) for the fiscal year under “Maintenance, material and repairs”, considering the regular impairment test or when the asset is returned.

In addition, the Company has agreements with some lessors to replace deposits for credit bills, which can be executed by the lessors if the maintenance of the aircraft and engines does not occur according to the review schedule. Several aircraft lease agreements do not require maintenance deposits and have credit bills to ensure the maintenance is carried out in the scheduled periods. Until December 31, 2020, no credit bill had been executed against the Company.

4.10.2.	Court deposits

In the course of the lawsuits brought against the Company and on which the legitimacy of the claims is questioned, the Company may be required to make appeals and/or judicial deposits to continue its defense strategy. These amounts are monetarily restated, mostly by inflation indexes, and are characterized as non-reachable resources by the Company, pending a judicial decision.

4.10.3.	Deposits in guarantee and collateral for lease agreements

Deposits and guarantees are denominated in U.S. dollars and updated monthly by the foreign exchange rates, without interest income and are refundable to the Company at the end of the lease agreements.

Proerty, plant and equipment
4.11.	Property, plant and equipment

Property, plant and equipment, including rotables (spare parts), are recorded at acquisition and/or construction cost. Interest and financial charges directly related to the acquisition, construction or production of a good that necessarily requires significant time to complete are capitalized as part of the cost of the corresponding asset.

Every item of the property, plant and equipment that has a significant cost in relation to the total asset is depreciated separately. The estimated economic useful life of property, plant and equipment, for purposes of depreciation, is shown in Note 15.

The estimated market price at the end of its useful life is the premise used to set the residual value of the Company’s property, plant and equipment. The residual value and useful life of the assets are reviewed annually by the Company. Any variation due to changes in the expectation of using such items results in prospective changes.

The book value of the property, plant and equipment is analyzed to verify possible impairment loss when facts or changes in circumstances indicate that the book value is greater than the estimated recoverable amount. The book value of the aircraft is annually tested for impairment, even if there are no circumstances that indicate losses.

An item of property, plant and equipment is written-off after disposal or when there are no future economic benefits resulting from the continued use of the asset. Any gains or losses on the sale or write-off of an item are established by the difference between the amount received on the sale and the book value of the asset and are recognized in the income (expenses).

Additionally, the Company adopts the following treatment for the groups below:

4.11.1.	Prepayments for aircraft acquisition

Refers to prepayments in U.S. dollars made to Boeing for the acquisition of 737-MAX aircraft. Prepayments are converted at the historical rate.

4.11.2.	Lease agreements

Up to December 31, 2018, for lease agreements in which the risks and benefits of the leased asset were transferred to the Company, the asset was recognized in the balance sheet with a corresponding entry in the financial liability, at the beginning of the lease term, at amounts equivalent to the value fair value of the leased asset or, if lower, at the present value of the minimum lease payment.

Leased assets were depreciated over their useful lives. However, when there was no reasonable certainty that the Company would obtain the property at the end of the lease term, the asset was depreciated over its estimated useful life or within the lease term, whichever is less.

The other aircraft and engine leases were classified under the operating modality, and payments were recognized as an expense in the statement of operations on a straight-line basis over the term of the agreement, under the item “Operating Leases”. The future payments of such agreements did not represent an obligation recorded in the balance sheet; however, the commitments undertaken were duly presented in the Notes.

As of January 1, 2019, the Company started recording lease agreements in accordance with IFRS 16 – “Leases”, which differs significantly from the accounting practice previously adopted.

IFRS 16 – “Leases” established the principles for recognizing, measuring, presenting and disclosing lease transactions and required lessees to recognize all leases in accordance with a single statement of financial position model, similar to the recognition of finance leases pursuant to IAS 17 – “Leases”. The Company adopts exemptions for lessees, set forth in the standard, for leases of “low value” assets, for example, personal computers, and short-term leases, i.e., leases for which the term ends within 12 months or less.

At the beginning of a lease, the Company, as lessee, recognizes a liability to carry out payments (lease liability) and an asset representing the right to use the leased item for the lease term (right-of-use asset). The Company recognizes interest expenses separately from the lease liability and depreciation expenses of the right-of-use asset.

4.11.2.1.	Right-of-use assets

The Company recognizes the right-of-use assets on the starting date of the lease (that is, on the date when the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any new remeasurements of lease liabilities. The cost of right-of-use assets includes the amount of recognized lease liabilities, initial direct costs incurred and lease payments made up to the starting date, less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the shortest period between the lease term and the estimated useful lives of the assets. In certain cases, if the ownership of the leased asset is transferred to the Company at the end of the lease term or if the cost represents the exercise of a call option, depreciation is calculated using the estimated useful life of the asset.

The cost of a right-of-use asset also includes an estimate of the costs to be incurred by the Company when returning the underlying asset, restoring the underlying asset to the condition required by the lease terms and conditions. The Company incurs an obligation for these costs, either on the start date or due to using the underlying asset during the term of the contract.

4.11.2.2.	Lease liabilities

On the lease’s start date, the Company recognizes lease liabilities measured at the present value of lease payments to be made during the lease term. Lease payments include fixed payments (including, substantially, fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or rate and expected amounts to be paid under residual value guarantees. Lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payment of fines for terminating the lease, if the lease term reflects the exercise of the option to terminate the lease by the Company.

Variable lease payments that do not depend on an index or rate recognized as expenses in the period in which the event or condition that generates these payments occurs.

When calculating the present value of lease payments, the Company uses its additional loan rate on the start date because the interest rate implied by the lease is not easily ascertained. After the start date, the value of the lease liability is increased to reflect the time elapsed and, therefore, the increase in interest and reduced for the lease payments made. In addition, the book value of lease liabilities is remeasured if there is a change, a change in the lease term, a change in lease payments (for example, changes in future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the valuation of a call option on the underlying asset.

The Company reassess the lease liability whenever certain events occur, such as a change in the term of the lease or a change in future lease payment flows due to a variation in the reference index or rate used to calculate such payments. Among the adoption methods provided for in the standard, the Company chose to adopt the modified retrospective approach.

4.11.2.3.	Sale-leaseback transactions

The calculation to recognize the income (expenses) of sale-leaseback transactions uses the fair value of the negotiated asset as a reference. The source of information to obtain the fair value is the market price for items of a similar nature, considering the asset condition.

After the fair value is defined, gains or losses are initially calculated based on the difference between the fair value and the book value of the assets and subsequently adjusted according to the proportionality of the right of use transferred to the lessor (the latter being the effective value recognized in the result as income (expenses)).

The proportionality calculation is carried out considering the present value of the adjusted lease by the anticipated payments or additional financing.

4.11.3.	Capitalization of expenses with major maintenance of engines, aircraft, landing gear and APU (auxiliary power units)

Expenses with major maintenance events, which include replacement of parts and labor, are capitalized only when there is an extension of the estimated useful life of the corresponding asset. Such costs are capitalized and depreciated over the estimated period to be incurred until the next major maintenance or the return of the asset, whichever occurs first. Expenses incurred that do not extend the useful lives of assets are recognized directly in the statement of operations.

Intangible assets
4.12.	Intangible assets

4.12.1.	Finite useful life

Intangible assets acquired are measured at the cost of their initial recognition. After initial recognition, intangible assets with finite useful lives, usually software, are stated at cost, less the accumulated amortization and impairment losses, when applicable. Intangible assets generated internally, excluding development costs, are not capitalized, and the expense is reflected in the statement of operations for the fiscal year in which it was incurred.

The useful life of an intangible asset is evaluated as finite or indefinite. Intangible assets with finite lives are amortized over their useful economic lives and are assessed for impairment whenever there is an indication of impairment. The amortization period and method for an intangible asset with a finite life are reviewed at least at the end of each fiscal year. The amortization of intangible assets with finite lives is recognized in the statement of operations in the expense category consistent with the useful economic life of the intangible asset.

4.12.2.	Indefinite useful life

4.12.2.1.	Goodwill

In this category, the amounts corresponding to the goodwill arising from business combinations carried out by the subsidiaries GLA and Smiles Fidelidade are recorded. The goodwill value is tested annually by comparing the book value with the recoverable value of the cash-generating unit. Management evaluates and establishes assumptions to assess the impact of macroeconomic and operational changes, to estimate future cash flows and measure the recoverable value of assets.

4.12.2.2.	Airport operation rights (“Slots”)

In the business combination of GLA and Webjet, slots were acquired, recognized at their fair values on the acquisition date and were not amortized. The estimated useful life of these rights was considered indefinite due to several factors and considerations, including requirements and permits to operate in Brazil and the limited availability of use rights at the most important airports in terms of air traffic volume. The book value of these rights is assessed annually, based on the GLA cash-generating unit regarding its recoverable amount or in cases of changes in circumstances that indicate that the book value may not be recoverable. No impairment loss has been recorded to date.

Loans and financing
4.13.	Loans and financing

Loans and financing are initially recognized at fair value less any directly attributable transaction costs. After the initial recognition, these financial liabilities are measured at amortized cost using the effective interest method, except for the contracted derivatives linked to Exchangeable Senior Notes, which are measured at fair value through profit or loss.

Gains and losses are recognized in the statement of operations when the liabilities are written off. The amortized cost is calculated considering any negative discount or premium in the contract and fees or costs that are fully part of the effective interest rate method. Amortization using the effective interest rate method is included as a financial expense in the statement of operations, except when subject to capitalization.

Suppliers and other obligations
4.14.	Suppliers and other obligations

They are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange rate changes incurred up to the closing dates of the financial statements.

4.14.1.	Suppliers - forfeiting

Management carried out a negotiation with suppliers with the purpose of extending payment terms. Accordingly, the Company signed an agreement with financial institutions that allows receivables from its suppliers to be anticipated. Considering that the anticipation of this receipt with the financial institutions is an option of the suppliers, as well, the Company is not reimbursed and/or benefited by the financial institution with discounts for payment before the maturity date agreed with the supplier, there is no change in the degree of subordination in case of judicial execution.

Advance ticket sales
4.15.	Advance ticket sales

Represents the Company’s obligations to provide air transportation services and other ancillary services to its clients, net of breakage revenue already recognized in the statement of operations, as detailed in Note 4.18.1.

Provisions
4.16.	Provisions

Provisions are recognized when the Company has a present obligation, formalized or not, as a result of a past event, and it is probable that economic benefits will be required to settle the obligation and a reliable estimate of its value can be made.

4.16.1.	Provision for aircraft return

Aircraft lease agreements regularly provide for contractual obligations establishing conditions for return. In these cases, the Company makes provisions for the return costs, since these present obligations, arising from past events and which will generate future disbursements, which are measured with reasonable certainty. These expenses basically refer to aircraft reconfiguration (interior and exterior), obtaining licenses and technical certifications, return checks, painting, among others, as established in the agreement. The estimated cost is initially recorded at the present value in property, plant and equipment, and the corresponding entry of the provision for aircraft return is recorded in the “Provisions”. After the initial record, the liability is updated according to the capital remuneration rate estimated by the Company, with a corresponding entry in the income (expenses). Any changes in the estimate of expenses to be incurred are recorded prospectively.

4.16.2.	Provision for engine return

They are estimated based on the minimum contractual conditions under which the equipment must be returned to the lessor, observing the historical costs incurred and the conditions of the equipment at the time of the appraisal. These provisions are recorded in the statement of operations for the fiscal year from the moment the contractual requirements are met, and the next maintenance is scheduled for a date later than the date scheduled to return the engine. The Company estimates the provision for the return of the engine according to the expense expected to incur and when the amount can be reliably estimated. The amount of a provision will be the present value of the expenses that are expected to be required to settle the minimum obligation. The term will be based on the date that the leased engine is expected to be returned, that is, the term of the lease.

4.16.3.	Provision for tax and labor risks

The Company is a party to a number of judicial and administrative proceedings, mainly in Brazil, whose assessments of the likelihood of loss include an analysis of the available evidence, the hierarchy of laws, the available jurisprudence, the most recent court decisions, and their relevance in the legal system, as well as the assessment of external lawyers. Provisions are reviewed and adjusted to reflect changes in circumstances, such as the applicable statute of limitations, conclusions of tax inspections, or additional exposures identified based on new matters or court decisions.

Post-employment benefits
4.17.	Post-employment benefits

As of the fiscal year ended December 31, 2019, the Company started to recognize actuarial assets and liabilities related to the health care plan benefits offered to its employees in accordance with IAS 19 – “Employee Benefits”. Actuarial gains and losses are recognized in other comprehensive income (expenses) based on the actuarial report prepared by independent experts, while the benefits paid directly by the Company, the cost of current service and the cost of interest are recognized in the income (expense) for the fiscal year.

In 2019, Management assessed the impact of not adopting the standard in previous fiscal years and concluded that the effects were immaterial and did not lead to losses to users of the previously disclosed financial statements.

Recognition of revenue
4.18.	Recognition of revenue

4.18.1.	Revenue from passengers, cargo and ancillary services

Passenger revenue is recognized when air transportation is actually provided. Tickets sold but not yet used are recorded in the item of advance from ticket sales, representing deferred revenue from tickets sold to passengers to be transported at a future date, net of the estimated breakage revenue.

Breakage revenue calculates, on a historical basis, tickets issued that will expire due to non-use, that is, passengers who have purchased tickets and are highly likely not to use them. The calculations are reviewed at least once a year to reflect and capture changes in customer behavior in relation to ticket expiration.

Revenues from cargo shipments are recognized when performance obligations are met.

Other revenues that include charter services, on-board sales services, flight rebooking fees, baggage drop-off, and other additional services are recognized along with the primary passenger transportation obligation.

4.18.2.	Mileage revenue

The Smiles Program has the purpose to build customer loyalty by granting mileage credits to participants. The obligation generated by issuing miles is measured based on the price at which the miles were sold to Smiles’ air and non-air partners, considered as the fair value of the transaction.

The revenue is recognized in the income (expenses) for the fiscal year when the miles are redeemed by participants in the Smiles Program and exchanged for awards with their partners. From the perspective of the consolidated financial statements, the cycle of recognition of revenue in relation to the exchange of miles from the Smiles Program for airline tickets is only completed when passengers are effectively transported.

The subsidiary Smiles acts as an agent and fulfills its performance obligation when participants redeem the miles of the Smiles Program and exchange them for awards with its partners. This is the moment when revenue is recognized in the income (expenses). Accordingly, the gross revenue is shown net of its respective direct variable costs related to making goods and services available to participants.

As a result of its characteristics, the miles program also provides the possibility of recognizing a breakage revenue, which in turn is established based on the calculation of miles that have a high expiration potential to their non-use by the Smiles Program’s participants. The calculation is applied to the miles issued in the period, giving rise to the breakage revenue.

It should be noted that future events can significantly change the profile of customers and their historical pattern of redemption of miles. Such changes may lead to significant changes in the balance of deferred revenue, as well as in the recognition of breakage revenue, statistical calculation reviewed annually.

4.18.3.	Adoption of hedge accounting to protect future revenues with passengers and ancillary services

In the regular course of its operations, the Company has recurring sales in U.S. dollars (“US$”), mainly as a result of international routes in South, Central, and North America. Accordingly, as of August 1, 2019, Management has adopted the cash flow hedge accounting as a way to reduce the volatility for these future foreign currency revenues, which are considered highly probable, as provided for and stated in Paragraph 6.3.1 of IFRS 9 – “Financial Instruments”, using as hedge instruments the lease agreements recorded as a debt due to the adoption of IFRS 16 – “Leases”.

With the adoption of hedge accounting, the foreign exchange gains and losses arising from the lease agreements (hedge instrument) will be accumulated in shareholders’ equity, “Adjustments to equity valuation”, appropriated to the Company’s income (expenses) upon the realization of the revenues from sales in US$.

Hedge accounting derives from the natural hedge of the Company’s operations, portrayed by cash flow (revenues and amortization of debt in US$) and does not represent an increase in financial costs, allowing the elimination of some of the exchange rate volatility in the Company's income (expenses). The final position of shareholders’ equity is not affected by the adoption of this accounting practice. The elements of hedge accounting are: (1) hedged: highly probable sales revenue in US$; (2) hedge instrument: lease contracts linked to the US$; (3) amount designated: (1) hedged object: highly probable sales revenue in US$; (2) hedge instrument: 50 lease agreements linked to US$; (3) designated amount: 60 months of highly probable revenues based on a range of 80 to 85% of historically earned revenues, totaling US$903,102 at the initial adoption; (4) nature of the hedged risk: exchange rate change; (5) specification of the hedged risk: USD/BRL spot exchange rate change; (6) type of hedge: cash flow.

Share-based compensation
4.19.	Share-based compensation

4.19.1.	Stock options

The Company offers stock option plans to its executives. The Company recognizes as an expense, on a straight-line basis, the fair value of the options or shares, calculated on the grant date by the Black-Scholes method, during the period of service required by the plan, as a corresponding entry to the shareholders’ equity. The accumulated expense recognized reflects the acquisition period and the Company’s best estimate of the number of shares that will be acquired. The expense or revenue from the movement occurred during the fiscal year is recognized in the statement of operations.

The effect of outstanding options is reflected as an additional dilution in the calculation of diluted earnings per share.

The plans have been settled with the delivery of the shares.

4.19.2.	Restricted shares

The Company can also offer to its executives a plan to transfer restricted shares, taking place at the end of three or four years after the grant date, as set forth in each program’s plan, provided that the beneficiary has held his/her employment relationship during this period. Such transfer occurs preferably through shares held in treasury.

The impact of any revision of the number of restricted shares that will not be acquired in relation to the original estimates, if any, is recognized in the income (expenses) for the fiscal year, in such a way that the accumulated expense reflects the revised estimates with the corresponding adjustment in the shareholders’ equity.

The plans have been settled with the delivery of the shares.

Profit-sharing for employees and members of Management
4.20.	Profit-sharing for employees and members of Management

The Company’s employees are entitled to profit sharing based on certain goals agreed annually. For the members of Management the goals are based on the statutory provisions proposed by the Board of Directors and approved by the shareholders. The profit sharing is recognized in the statement of operations for the period in which the goals are achieved.

Financial results
4.21.	Financial results

Include interest revenues on amounts invested, exchange rate changes on assets and liabilities, changes in the fair value of financial assets measured at fair value through profit or loss, gains and losses on hedge instruments that are recognized in the income (expenses), interest on loans and financing, commissions and bank charges, among others. Interest revenues and expenses are recognized in the statement of operations using the effective interest method.

Earnings (loss) per share
4.22.	Earnings (loss) per share

Basic earnings per share are calculated by dividing the net income for the fiscal year attributed to the Company’s controlling shareholders by the weighted average number of all classes of shares outstanding during the year.

Diluted earnings (loss) per share are calculated by adjusting the weighted average number of shares outstanding by instruments potentially convertible into shares unless these adjustments are not dilutive.

Segments
4.23.	Segments

An operating segment is part of the Company that develops business activities to obtain revenues and incur expenses. The operating segments reflect the way in which the Company’s management reviews the financial information to make decisions. The Company’s Management identified the operating segments, which meet the quantitative and qualitative parameters of disclosure and represent the main types of business: air transportation and loyalty program.

4.23.1.	Air transportation segment

The operations in this segment originate mainly from the subsidiary GLA, for the provision of air passenger transportation services and the main revenue-generating assets are its aircraft. Other revenues originate mainly from cargo operations and related services such as baggage drop-off, fines for rebooking and cancellation of tickets, etc.

4.23.2.	Loyalty program segment

The operations of this segment are represented by transactions for the sale of miles to air and non-air partners. In this context, includes management of the program, the marketing and redemption rights of products and services and the creation and management of a database of individuals and companies. The main cash-generating asset is its portfolio of program participants.

Transactions in foreign currency
4.24.	Transactions in foreign currency

Foreign currency transactions are recorded at the exchange rate change prevailing on the date on which the transactions take place. Monetary assets and liabilities designated in foreign currency are calculated based on the exchange rate change on the balance sheet date. Any difference resulting from the translation of currencies is recorded under the item “Exchange rate change, net” in the statement of operations for the fiscal year.

The exchange rate changes in reais in effect on the base date of these financial statements are as follows:

	Final Rate		Average Rate
	2020	2019	2020	2019
U.S. Dollar	5.1967	4.0307	5.1425	4.1102
Argentinian Peso	0.0617	0.0673	0.0622	0.0686

New accounting standards and pronouncements adopted in the current fiscal year
4.25.	New accounting standards and pronouncements adopted in the current fiscal year

The standards listed below have become valid for annual periods beginning on or after January 1, 2020. The Company decided not to adopt in advance any other standard, interpretation or amendment that has been issued but is not yet in force.

4.25.1.	Amendments to IFRS 3: Definition of a business

The amendments to IFRS 3 – “Business Combinations” clarify that, to be considered a business, an integrated set of activities and assets must include, at a minimum, an input - input of resources and a substantive process that, together, contribute significantly to the capacity to generate output - output of resources. In addition, clarified that a business can exist without including all inputs - inputs of resources and processes necessary to create outputs - outputs of resources. These changes had no impact on the Company's financial statements but may impact future periods if the Company enters into any business combinations.

4.25.2.	Amendments to IAS 39, IFRS 7 and IFRS 9: Interest rate benchmark reform

The amendments to Pronouncements IAS 39 – “Financial Instruments: Recognition and Measurement” and IFRS 9 – “Financial Instruments” provide exemptions that apply to all protective relationships directly affected by the reference interest rate reform. A protective relationship is directly affected if the reform raises uncertainties about the period or the value of cash flows based on the reference interest rate of the hedged item or hedging instrument. These changes have no impact on the Company's financial statements since it does not have interest rate hedging relationships.

4.25.3.	Amendments to IAS 1 and IAS 8: Definition of material

The amendments provide a new definition of material that states, “the information is material if its omission, distortion or obscurity could reasonably influence decisions that primary users of general purpose financial statements make based on those financial statements, which provide financial information on entity-specific report”. The amendments clarify that the materiality will depend on the nature or magnitude of the information, individually or in combination with other information, in the context of the financial statements. Distorted information is material if one could reasonably be expected to affect decisions made by primary users. These changes had no impact on the financial statements, nor is it expected to have any future impact for the Company and its subsidiaries.

4.25.4.	Revision in Conceptual Framework for Financial Report

The revised pronouncement outlines some new concepts, updates definitions and recognition criteria of assets and liabilities, and clarifies some important concepts. These changes had no impact on the Company's financial statements.

4.25.5.	Amendments to IFRS 16: COVID-19 related rent concessions

The amendments provide for concession to lessees in the application of the guidelines of IFRS 16 – “Leases”, on the modification of the lease, when accounting for the related benefits as a direct result of the COVID-19 pandemic.

As a practical expedient, a lessee may choose not to assess if a benefit related to COVID-19 granted by the lessor is a modification of the lease. The lessee who makes this option must account for any change in the lease payment resulting from the benefit granted in the lease agreement related to COVID-19 in the same way that it would account for the change applying IFRS 16 if the change was not a change of the lease agreement.

For agreements renegotiated until June 2020, which had only their payments postponed until June 2021, and meet the conditions provided for in the standard, the Company chose not to evaluate such changes as changes to the lease agreements, having applied the practical expedient above.

Main accounting estimates and assumptions used
4.26.	Main accounting estimates and assumptions used

As disclosed in Note 2, Management made judgments that have a significant effect on the amounts recognized in the financial statements, namely:

• ticket and miles breakage revenue (Note 4.18.1 and 4.18.2);

• allowance for expected loss on trade receivables accounts (Note 8);

• advances to suppliers and third parties (Note 10);

• annual analysis of the recoverable amount of taxes deferred (Note 12);

• impairment test of maintenance deposits (Note 13);

• useful life of property, plant and equipment and intangible assets with defined useful life (Notes 15 and 16);

• annual impairment test of goodwill (Note 16);

• impairment test of slots (Note 16);

• advance ticket sales (Note 22);

• provision for the return of aircraft and engines (Note 24);

• provisions for post-employment benefits (Note 24);

• provision for tax, civil and labor risks (Note 24);

• share-based compensation transactions (Note 27);

• rights and obligations with derivative transactions (Note 33); and

• fair value of financial instruments (Note 33).

The Company continuously reviews the assumptions used in its accounting estimates. The effect of revisions to accounting estimates is recognized in the financial statements in the period in which such revisions are made.

New accounting standards and pronouncements not yet adopted
4.27.	New accounting standards and pronouncements not yet adopted

4.27.1.	Amendments to IAS 1: Classification of liabilities as current or non-current

In January 2020, IASB issued amendments to Paragraphs 69 to 76 of IAS 1 – “Presentation of Financial Statements”, to specify the requirements to classify the liability as current or non-current. The amendments clarify:

·	What means a right to postpone liquidation;
·	That the right to postpone must exist on the base date of the report;
·	That this classification is not affected by the likelihood that an entity will exercise its right to postpone
·	That only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification

The changes are valid for periods beginning on or after January 1, 2023 and must be applied retrospectively. The Company currently assesses if such changes will have an impact on its financial statements.

According to Management, there are no other standards and interpretations issued and not yet adopted that may have a significant impact on the income (expenses) or shareholders’ equity disclosed by the Company.